Distribution Date:	02/16/24	WFRBS Commercial Mortgage Trust 2013-C18
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2013-C18
January Revision
This deal was revised in January with optimal principal calculation buckets for Class B and Class C to addres the negative principal adjustment. Both Class B and C were revised to pay off, taking from the principal paid to class D.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	15		Job Warshaw	(305) 695-5600
Principal Prepayment Detail	16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	18
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	20		Bank, N.A.
Specially Serviced Loan Detail - Part 2	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	23	Trustee	Deutsche Bank Trust Company Americas
Historical Bond / Collateral Loss Reconciliation Detail	24		Karlene Benvenuto		karlene.benvenuto@db.com
Interest Shortfall Detail - Collateral Level	25		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221QAA1	1.191000%	48,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221QAB9	3.027000%	103,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	96221QAC7	3.651000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221QAD5	3.896000%	170,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	96221QAE3	4.162000%	201,014,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	96221QAF0	3.676000%	63,699,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	96221QAG8	4.387000%	70,062,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.25%
B	96221QAJ2	5.490133%	72,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.25%
C	96221QAK9	5.490133%	36,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.75%
D	96221QAM5	5.490133%	66,169,000.00	36,367,798.48	11,534,923.93	166,386.70	0.00	0.00	11,701,310.63	24,832,874.55	49.65%	6.38%
E	96221QAP8	5.490133%	19,462,000.00	19,462,000.00	0.00	0.00	0.00	0.00	0.00	19,462,000.00	10.20%	4.50%
F	96221QAR4	5.490133%	7,785,000.00	5,134,780.59	0.00	0.00	0.00	105,814.67	0.00	5,028,965.92	0.00%	3.75%
G	96221QAT0	5.490133%	38,923,637.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	96221QAV5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,037,956,638.00	60,964,579.07	11,534,923.93	166,386.70	0.00	105,814.67	11,701,310.63	49,323,840.47

X-A	96221QAH6	5.490133%	796,631,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			796,631,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Deal Distribution Total					11,534,923.93	166,386.70	0.00	105,814.67	11,701,310.63

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	96221QAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221QAD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	96221QAE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	96221QAF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	96221QAG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	96221QAJ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	96221QAK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	96221QAM5	549.61988968	174.32519654	2.51457178	0.00000000	0.00000000	0.00000000	0.00000000	176.83976832	375.29469313
E	96221QAP8	1,000.00000000	0.00000000	0.00000000	4.57511047	160.56258298	0.00000000	0.00000000	0.00000000	1,000.00000000
F	96221QAR4	659.57361464	0.00000000	0.00000000	3.01762235	162.28030829	0.00000000	13.59212203	0.00000000	645.98149261
G	96221QAT0	0.00000000	0.00000000	0.00000000	0.00000000	163.75997058	0.00000000	0.00000000	0.00000000	0.00000000
R	96221QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221QAH6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	01/01/24 - 01/30/24	30	0.00	166,386.70	0.00	166,386.70	0.00	0.00	0.00	166,386.70	0.00
E	01/01/24 - 01/30/24	30	3,035,828.19	89,040.80	0.00	89,040.80	89,040.80	0.00	0.00	0.00	3,124,868.99
F	01/01/24 - 01/30/24	30	1,239,860.01	23,492.19	0.00	23,492.19	23,492.19	0.00	0.00	0.00	1,263,352.20
G	N/A	N/A	6,374,133.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6,374,133.65
Totals			10,649,821.85	278,919.69	0.00	278,919.69	112,532.99	0.00	0.00	166,386.70	10,762,354.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221QAG8	N/A	70,062,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221QAJ2	N/A	72,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221QAK9	N/A	36,329,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			179,048,000.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Exchangeable Certificate Details
PEX	96221QAL7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	11,701,310.63
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	282,678.33	Master Servicing Fee	405.04
Interest Reductions due to Nonrecoverability Determination	(233,020.58)	Certificate Administrator Fee	215.76
Interest Adjustments	0.00	Trustee Fee	15.22
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	26.25
ARD Interest	0.00	Trust Advisor Fee	118.12
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	49,657.75	Total Fees	780.39

Principal		Expenses/Reimbursements
Scheduled Principal	11,640,738.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,618.32
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	(44,607.99)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	20,708.50
Total Principal Collected	11,640,738.60	Total Expenses/Reimbursements	(13,281.17)

		Interest Reserve Deposit	1,586.49

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	166,386.70
Excess Liquidation Proceeds	0.00	Principal Distribution	11,534,923.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,701,310.63
Total Funds Collected	11,690,396.35	Total Funds Distributed	11,690,396.34

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	60,964,579.07	60,964,579.07	Beginning Certificate Balance	60,964,579.07
(-) Scheduled Principal Collections	11,640,738.60	11,640,738.60	(-) Principal Distributions	11,534,923.93
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	105,814.67
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(44,607.99)
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	150,422.66
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	49,323,840.47	49,323,840.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	64,975,784.18	64,975,784.18	Ending Certificate Balance	49,323,840.47
Ending Actual Collateral Balance	53,015,675.08	53,015,675.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	19,025,076.95	0.00	UC / (OC) Change	0.00
Current Period Advances	(44,607.99)	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	18,980,468.96	0.00	Net WAC Rate	5.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,310,700.36	16.85%	(2)	5.4060	(0.263300)	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or Greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	41,013,140.11	83.15%	(1)	5.5026	(0.941831)	Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	1	20,991,642.83	42.56%	(1)	5.2570	(2.020400)
							Lodging	2	29,302,343.19	59.41%	(1)	5.2993	(1.522053)
Iowa	2	20,021,497.28	40.59%	(1)	5.7600	0.189000
							Office	2	20,021,497.28	40.59%	(1)	5.7600	0.189000
Pennsylvania	1	8,310,700.36	16.85%	(2)	5.4060	(0.263300)
							Totals	4	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
Totals	4	49,323,840.47	100.00%	(1)	5.4863	(0.827504)

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
	5.251% to 5.500%	2	29,302,343.19	59.41%	(1)	5.2993	(1.522053)	Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or Greater	1	20,021,497.28	40.59%	(1)	5.7600	0.189000
	Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)	240 months or less	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)	361 months to 480 months	0	0.00	0.00%	0	0.0000	0.000000
								481 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	49,323,840.47	100.00%	(1)	5.4863	(0.827504)
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
9	416000120	OF	Cedar Rapids	IA	Actual/360	5.760%	0.00	0.00	0.00	N/A	01/01/24	--	20,021,497.28	20,021,497.28	10/01/18
10	440000318	LO	Chicago	IL	Actual/360	5.257%	0.00	0.00	0.00	N/A	01/01/24	--	20,991,642.83	20,991,642.83	04/01/20
21	440000313	LO	Royersford	PA	Actual/360	5.406%	0.00	0.00	0.00	N/A	12/01/23	--	8,310,700.36	8,310,700.36	01/01/24
26	780920921	RT	Santa Maria	CA	Actual/360	4.810%	32,797.10	7,918,285.13	0.00	N/A	12/01/23	--	7,918,285.13	0.00	02/01/24
37	416000118	RT	Toledo	OH	Actual/360	5.260%	16,860.65	3,722,453.47	0.00	N/A	12/01/23	--	3,722,453.47	0.00	02/01/24
Totals							49,657.75	11,640,738.60	0.00				60,964,579.07	49,323,840.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
9	1,150,503.00	402,249.00	01/01/23	09/30/23	02/12/24	27,702,930.14	3,386,523.96	0.00	0.00	0.00	(844,883.67)
10	0.00	(533,678.00)	01/01/23	09/30/23	01/11/24	19,359,441.01	1,463,838.39	0.00	0.00	0.00	800,275.68
21	(495,880.39)	(26,813.48)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	940,849.74	1,081,419.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	374,716.00	196,939.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,970,188.35	1,120,116.98				47,062,371.15	4,850,362.35	0.00	0.00	0.00	(44,607.99)

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	5.486283%	5.196365%	(1)
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	5.384628%	5.140988%	0
12/15/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	2	162,981,502.84	5.257781%	5.126557%	0
11/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	2	8,624,741.49	4.858609%	4.802809%	1
10/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	3	24,321,853.25	4.859219%	4.802946%	2
09/15/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.867792%	4.811747%	3
08/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	1	2,863,244.45	4.867625%	4.812007%	4
07/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	1	1,632,276.62	4.870004%	4.814544%	5
06/16/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.872446%	4.817170%	6
05/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.873004%	4.817752%	7
04/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.873589%	4.818361%	8
03/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.874138%	4.818933%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	416000120	10/01/18	63	5	0.00	0.00	0.00	22,657,765.04	05/03/17	7			06/19/20
10	440000318	04/01/20	45	5	0.00	0.00	0.00	22,047,209.67	04/17/20	7			12/13/22
21	440000313	01/01/24	0	5	0.00	0.00	0.00	8,310,700.37	12/11/23	13
Totals					0.00	0.00	0.00	53,015,675.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		49,323,840	0		8,310,700	41,013,140
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	49,323,840	8,310,700	0	0	0	41,013,140
Jan-24	60,964,579	19,951,439	0	0	0	41,013,140
Dec-23	141,650,806	92,309,544	0	8,328,122	0	41,013,140
Nov-23	541,927,174	499,071,474	0	0	1,842,560 41,013,140
Oct-23	567,029,706	526,016,566	0	0	0	41,013,140
Sep-23	593,833,324	552,820,184	0	0	0	41,013,140
Aug-23	603,208,596	562,195,456	0	0	0	41,013,140
Jul-23	607,056,361	566,043,221	0	0	0	41,013,140
Jun-23	615,012,894	573,999,754	0	0	0	41,013,140
May-23	616,003,031	574,989,891	0	0	0	41,013,140
Apr-23	617,048,805	576,035,665	0	0	0	41,013,140
Mar-23	618,029,834	577,016,694	0	0	0	41,013,140
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	416000120	20,021,497.28	22,657,765.04	3,000,000.00	06/08/23	267,802.00	0.18900	09/30/23	01/01/24	177
10	440000318	20,991,642.83	22,047,209.67	16,700,000.00	10/31/23	(2,361,514.00)	(2.02040)	09/30/23	01/01/24	237
21	440000313	8,310,700.36	8,310,700.37	14,900,000.00	10/31/13	(44,385.44)	(0.26330)	03/31/23	12/01/23	237
Totals		49,323,840.47	53,015,675.08	34,600,000.00		(2,138,097.44)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	416000120	OF	IA	05/03/17	7

There are 2 collateral properties for this loan, both becaming REO in June 2020. 600 Third Ave: Collateral is one 3-story office bldg built in 2012 with 41K sf in Cedar Rapids, IA. Property has 57 onsite parking spaces. Immediate area is older development of commercial buildings built before 1940 in the CBD. DM: Nothing significant. Leasing Summary: No new leases or lease renewals have been completed to date since REO Title date, leasing traction remains very slow - the property is underparked, making leasing more challenging. Wellmark recently term lease (14K SF) which dropped occup. to 37%. Marketing Summary: Property under contract via auction, with expected close in January 2023. Town Center

Office: Collateral is a mixed-use property with two, 5-story office bldgs, with lower level, built in 1913 and 1991 and significantly remodeled in 2009. Property includes a 310-stall parking garage with ground floor commercial space. All 3 structures are connected and accessible via city skywalk system. Property is located at 201 & 221 3rd Avenue SE, and 324 2nd Street SE in Cedar Rapids, IA. DM: Parking structure is in poor condition and needs significant repairs or redevelopment. Engineers have completed scope, and bids are being solicit ed. Leasing Summary: Leasing remains slow, currently no new prospects. Marketing: Property not for sale. Addressing borrower-created litigation to allow sale of property. Holding approx. $348K at properties or in suspense for TI/LC and CAPEX needs.

10	440000318	LO	IL	04/17/20	7

Franchise Agreement expiring 4/2025. The subject is the fee simple interest in a Holiday Inn Express located in Downtown Chicago's Mag Mile district. The property, constructed in 1925, was converted to a HIE in 2007 for ~$16MM. The property features 174 rooms, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: The property is currently "Closed" due to an water main break, which occurred in 1/2022. GC has been selected and AIA is being circulated for execution by all parties. Cost for contsruction is $1.6MM, plus IHG specific FF&E of ~$120K. AIA was fully executed by both Parties, official commencement date is March 7th. Hotel officially re-

opened for business on 5/22/2022. Construction now compoleted and AIA has been closed out. Received notice of a fire in room 701. Sprinklers were engaged for several minutes. One guest was injured. Insurance Adjuster and has approved repair work. Expect completion end of Jan 2024. Marketing Summary: Will be included in March 20 Ten-X Auction

21	440000313	LO	PA	12/11/23	13
The loan was not paid in full at maturity date (12-1-23). Lender is reviewing DD.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	440000315	0.00	5.15300%	0.00	5.15300%	8	10/27/20	--	--
16	690921522	12,292,654.18	4.92000%	12,292,654.18	4.92000%	10	06/30/20	04/01/20	08/11/20
21	440000313	0.00	5.40600%	0.00	5.40600%	10	09/30/20	08/01/20	11/12/20
23	416000116	8,079,394.43	5.13000%	8,079,394.43	5.13000%	10	08/10/20	07/01/20	09/11/20
33	416000117	5,359,273.01	5.15000%	5,359,273.01	5.15000%	10	08/10/20	07/01/20	09/11/20
35	440000309	0.00	5.36100%	0.00	5.36100%	8	02/15/22	02/01/21	--
Totals		25,731,321.62		25,731,321.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	440000319 10/17/22	44,542,605.31	24,100,000.00	28,488,706.36	5,544,917.09	28,488,706.36	22,943,789.27	21,598,816.04	0.00	(6,574.50)	21,605,390.54	45.96%
48	301330048 04/17/19	2,439,606.26	4,500,000.00	2,533,239.12	93,632.86	2,533,239.12	2,439,606.26	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		46,982,211.57	28,600,000.00	31,021,945.48	5,638,549.95	31,021,945.48	25,383,395.53	21,598,816.04	0.00	(6,574.50)	21,605,390.54

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	150,422.66	0.00	0.00	0.00	0.00	150,422.66	0.00	0.00	1,093,812.49
		01/18/24	943,389.83	0.00	0.00	0.00	0.00	943,389.83	0.00	0.00
5	440000319	01/18/24	0.00	0.00	21,605,390.54	0.00	0.00	461.13	0.00	0.00	21,605,390.54
		11/17/23	0.00	0.00	21,604,929.41	0.00	0.00	350.00	0.00	0.00
		06/16/23	0.00	0.00	21,604,579.41	0.00	0.00	262.50	0.00	0.00
		02/17/23	0.00	0.00	21,604,316.91	0.00	0.00	4,711.87	0.00	0.00
		01/18/23	0.00	0.00	21,599,605.04	0.00	0.00	789.00	0.00	0.00
		10/17/22	0.00	0.00	21,598,816.04	0.00	0.00	21,598,816.04	0.00	0.00
48	301330048	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			150,422.66	0.00	0.00	0.00	0.00	150,422.66	0.00	0.00	150,422.66
Cumulative Totals			1,093,812.49	0.00	21,605,390.54	0.00	0.00	22,699,203.03	0.00	0.00	22,699,203.03

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	4,310.18	0.00	0.00	0.00	0.00	99,306.63	0.00	0.00	20,708.50	0.00
10	0.00	0.00	4,519.03	0.00	0.00	0.00	0.00	95,026.25	0.00	0.00	0.00	0.00
21	0.00	0.00	1,789.11	0.00	0.00	0.00	0.00	38,687.70	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,618.32	0.00	0.00	0.00	0.00	233,020.57	0.00	0.00	20,708.50	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		264,347.39

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $89,524,000.00 of Class PEX was exchanged for $35,031,000.00 of Class A-S, $36,328,000.00 of Class B, and $18,165,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 26 of 26